Accounting changes	12 Months Ended
Dec. 31, 2022
Disclosure Of Accounting Changes [Abstract]
Disclosure Of Accounting Changes [Text Block]
Note 4 Accounting changes

During the year ended on December 31, 2022, there have been no changes in the use of accounting principles or relevant changes in any accounting estimates with regard to previous years that have affected these Consolidated Financial Statements.